Segment information (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Product sales	€ 62,984,000	€ 65,938,000	€ 129,511,000
Largest customer [member]
IfrsStatementLineItems [Line Items]
Product sales	41,800,000	33,800,000	46,700,000
Other revenue	€ 253,300,000
Largest customer one [member]
IfrsStatementLineItems [Line Items]
Other revenue		31,600,000	4,100,000
Largest customer two [member]
IfrsStatementLineItems [Line Items]
Other revenue		€ 7,500,000	€ 800,000